Long Term Debt (Revolving credit facilities, outstanding borrowings and available capacity) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 13, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 2,463			$ 2,065
Letters of credit issued inside credit facilities	3			3
Use of available facilities	1,528			1,189
Available capacity under existing agreements	935			876
Advances on the revolving credit facility	1,525			1,186
Emera
Debt Instrument [Line Items]
Available capacity under existing agreements			$ 900
NSPI
Debt Instrument [Line Items]
Letters of credit issued inside credit facilities		$ 52			$ 49
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	1,629			1,635
Borrowings under credit facilities	771			899
Letters of credit issued inside credit facilities	65			77
Use of available facilities	836			976
Available capacity under existing agreements	793			659
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 900			900
Maturity	Jun. 30, 2024
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 600			600
Maturity	Oct. 31, 2024
Revolving credit facility | BPLC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 25			26
Revolving credit facility | Emera Maine
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 104			$ 109
Maturity	Feb. 28, 2023
Revolving credit facility | Minimum | BPLC
Debt Instrument [Line Items]
Maturity	Dec. 31, 2020
Revolving credit facility | Maximum | BPLC
Debt Instrument [Line Items]
Maturity	Dec. 31, 2032